Equity-Based Compensation - Schedule of Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 10,328	$ 30,511	$ 304	$ 93,185	$ 980
Cash Settlement of SARs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense				11,399
Modification Charge from Performance Based Incentive Units and SARs
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense				921
Other
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense		$ 30,511	$ 304	$ 80,865	$ 980